Acquisition-Related Liabilities - Additional Information (Detail) - Summit Materials, LLC [Member]	12 Months Ended
Jan. 02, 2016
Minimum [Member]
Business Acquisition [Line Items]
Period identified for deferred consideration due	5 years
Maximum [Member]
Business Acquisition [Line Items]
Period identified for deferred consideration due	20 years